15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mineral exploration expenses	[1]	$ 24,952	$ 80,343	$ 566,427
Portugal
Non-current assets		213,415	216,743
Mineral exploration expenses		24,952	68,960
Kosovo
Non-current assets		14,155	0
Mineral exploration expenses		0	11,383
All
Non-current assets		227,570	216,743
Mineral exploration expenses		$ 24,952	$ 80,343

[1]	Note 5.